Earnings Per Share	12 Months Ended
May 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

NOTE L — EARNINGS PER SHARE

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share for the years ended May 31, 2018, 2017 and 2016:

Year Ended May 31,	2018	2017	2016
(In thousands, except per share amounts)
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders	$337,770	$181,823	$354,725
Less: Allocation of earnings and dividends to participating securities	(3,858)	(2,795)	(5,770)
Net income available to common shareholders - basic	333,912	179,028	348,955
Add: Undistributed earnings reallocated to unvested shareholders		2
Reverse: Allocation of earnings and dividends to participating securities	3,858		5,770
Add: Income effect of contingently issuable shares	5,673	5,457	5,430
Net income available to common shareholders - diluted	$343,443	$184,487	$360,155
Denominator for basic and diluted earnings per share:
Basic weighted average common shares (1)	131,179	130,662	129,383
Average diluted options	2,064	598	3,445
Net issuable common share equivalents (2)	3,928	3,905	3,888
Total shares for diluted earnings per share (1), (3)	137,171	135,165	136,716
Earnings Per Share of Common Stock Attributable to
RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$2.55	$1.37	$2.70
Diluted Earnings Per Share of Common Stock	$2.50	$1.36	$2.63

(1)

Basic and diluted earnings per share are calculated using the two-class method for the year ended May 31, 2017.  For the years ended May 31, 2018 and 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.

(2)

Represents the number of shares that would be issued if our contingently convertible notes were converted.  We include these shares in the calculation of diluted EPS as the conversion of the notes may be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock.

(3)

For the years ended May 31, 2018 and 2017, approximately 799,362 and 606,048 shares of stock, respectively, granted under stock-based compensation plans were excluded from the calculation of diluted EPS, as the effect would have been anti-dilutive.